INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 10 – INCOME TAXES

In the preparation of the Company’s consolidated financial statements, management calculates income taxes based upon the estimated effective rate applicable to operating results for the full fiscal year. This includes estimating the current tax liability as well as assessing differences resulting from different treatment of items for tax and book accounting purposes. These differences result in deferred tax assets and liabilities, which are recorded on the balance sheet. Management analyzes these assets and liabilities regularly and assesses the likelihood that deferred tax assets will be recovered from future taxable income.

At September 30, 2021 there was $117,000 of net uncertain tax benefit positions that would reduce the effective income tax rate if recognized. The Company records interest and penalties related to income taxes as income tax expense in the condensed consolidated statements of income (loss) and comprehensive income (loss).

The Company is subject to U.S. federal income tax as well as income tax of multiple state and foreign jurisdictions. The tax years 2018-2020 remain open to examination by the Internal Revenue Service and the years 2017-2020 remain open to examination by various state tax departments. The tax year of 2018 remains open in Costa Rica.

The Company’s effective income tax rate was (0.1%)for the first nine months of 2021. The effective tax rate differs from the federal tax rate of 21% due to state income taxes, the effect of uncertain income tax positions, stock compensation windfalls and changes in valuation allowances related to deferred tax assets. The foreign operating losses may ultimately be deductible in the countries in which they occurred; however, the Company has not recorded a deferred tax asset for these losses due to uncertainty regarding the eventual realization of the benefit. The effect of the foreign operations was an overall rate decrease of approximately 0.0% for the nine months ended September 30, 2021. There were no additional uncertain tax positions identified in the first nine months of 2021. The Company’s effective income tax rate for the nine months ended September 30, 2020 was (0.1%), and differed from the federal tax rate due to state income taxes, changes in the reserve for uncertain income tax positions, provisions for interest charges for uncertain income tax positions, stock compensation windfalls and changes in valuation allowances related to deferred tax assets.

NOTE 13 - INCOME TAXES

Income tax (benefit) expense from continuing operations consists of the following:

	Year Ended December 31
	2020	2019
Current year income taxes (benefit):
Federal	$(9,000)	$(45,000)
State	20,000	20,000
	11,000	(25,000)

Deferred income taxes:
Federal	$9,000	$10,000
	9,000	10,000

Income tax expense (benefit)	$20,000	$(15,000)

The Company’s Austin Taylor Communications, Ltd. unit operated in the United Kingdom (U.K.) and is subject to U.K. rather than U.S. income taxes. Austin Taylor had no activity in 2020 and 2019. At the end of 2020, Austin Taylor’s net operating loss carry-forward was $7,462,000. The Company remains uncertain whether it will be able to generate the future income needed to realize the tax benefit of the carry-forward. Accordingly, the Company has continued to maintain its deferred tax valuation allowance against any potential carry-forward benefit from Austin Taylor.

Net2Edge, Ltd., formally known as Transition Networks EMEA, Ltd., operates in the U.K. and is subject to U.K. rather than U.S. income taxes. Net2Edge, Ltd. had pretax losses of $955,000 and $1,519,000 in 2020 and 2019, respectively. At the end of 2020, Net2Edge, Ltd.’s net operating loss carry-forward was $9,700,000, of which a full valuation allowance is recorded.

In 2007, Transition Networks China began operations in China and is subject to Chinese taxes rather than U.S. income taxes. Transition Networks China had no activity in 2020 and 2019. At the end of 2020, Transition Networks China’s net operating loss carry-forward was $0. Transition Networks China ceased operations in 2014 and incurred minor non-operating expenditures in 2015 to close the operations. As of 2016, Transition Networks China no longer has any operational activity.

Suttle Costa Rica operated in Costa Rica and was subject to Costa Rica income taxes. As of December 31, 2020, the amount of unremitted earnings outside of the United States was not significant to the Company’s liquidity and was available to fund investments abroad. The Company closed its Costa Rica facility in 2017 and no longer has any operational activity in Costa Rica. Suttle Costa Rica had no activity in 2020 and 2019. At the end of 2020, Suttle Costa Rica’s net operating loss carry-forward was $0.

The provision for income taxes for continuing operations varied from the federal statutory tax rate as follows:

	Year Ended December 31
	2020	2019
Tax at U.S. statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	(0.8)	26.2
Foreign income taxes, net of foreign tax credits	(11.3)	98.9
Other nondeductible items	(3.3)	(2.1)
Effect of increase in uncertain tax positions	—	17.2
Change in valuation allowance	(8.7)	(181.7)
Other	2.0	14.0
Effective tax rate	(1.1%)	(6.5%)

Deferred tax assets and liabilities as of December 31 related to the following:

	2020	2019
Deferred tax assets:
Allowance for doubtful accounts	$26,000	$29,000
Inventory	798,000	1,254,000
Accrued and prepaid expenses	314,000	302,000
Lease liability	70,000	44,000
Domestic net operating loss carry-forward	3,398,000	2,141,000
Long-term compensation plans	—	248,000
Nonemployee director stock compensation	552,000	514,000
Other stock compensation	82,000	51,000
Intangible assets	—	253,000
Foreign net operating loss carry-forwards and credits	3,261,000	3,087,000
Federal and state credits	767,000	767,000
Other	18,000	17,000

Gross deferred tax assets	9,286,000	8,707,000
Valuation allowance	(8,728,000)	(8,170,000)

Net deferred tax assets	558,000	537,000

Deferred tax liabilities
Depreciation	(318,000)	(485,000)
Intangible assets	(175,000)	—
Lease right-of-use asset	(65,000)	(42,000)

Net deferred tax liability	(558,000)	(527,000)

Total net deferred tax asset	$—	$10,000

The Company assesses available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing deferred tax assets. A significant piece of objective negative evidence evaluated was the cumulative loss incurred over the three-year period ending December 31, 2020. This objective evidence limits the ability to consider other subjective evidence such as the projections for future growth. On the basis of this evaluation, as of December 31, 2020, a valuation allowance of $8,728,000 has been recorded to reflect the portion of the deferred tax asset that is more likely to not be realized. The amount of the deferred tax asset considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence such as the Company’s projections for growth.

At December 31, 2020, the Company has a federal net operating loss carryforward from 2015 through 2020 activity of approximately $10,940,000 that is available to offset future taxable income and begins to expire in 2035. The Company also has a federal capital loss carryforward from 2018 of approximately $1,930,000 that is available to offset future capital gains and expires in 2023.

During 2015, the Company engaged in a research and development tax credit study for the tax years 2011 to 2014. As a result of this study, the Company claimed $1,554,000 of federal and $1,024,000 of state research and development credits. The Company amended prior year tax returns to claim these credits and offset prior year taxes paid. Credits not used to reduce taxes are available to be carried forward. At December 31, 2020, the Company has an estimated federal research and development credit carryforward of approximately $467,000 and a state research and development credit carryforward of approximately $594,000.

The Company assesses uncertain tax positions in accordance with ASC 740. Under this method, the Company must recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from these uncertain tax positions are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate resolution. The Company’s practice is to recognize interest and penalties related to income tax matters in income tax expense.

Changes in the Company’s uncertain tax positions are summarized as follows:

	2020	2019
Uncertain tax positions – January 1	$101,000	$60,000
Gross increases - current period tax positions	14,000	41,000
Uncertain tax positions – December 31, 2020	$115,000	$101,000

Included in the balance of uncertain tax positions at December 31, 2020 are $115,000 of tax benefits that if recognized would affect the tax rate. The Company’s unrecognized tax benefits will be reduced by $0 in the next twelve months due to statute of limitations expirations. There are no other expected significant changes in the Company’s uncertain tax positions in the next twelve months. The Company’s income tax liability accounts included accruals for interest and penalties of $0 at December 31, 2020. The Company’s 2020 income tax expense decreased by $0 due to net decreases for accrued interest and penalties.

The Company’s federal and state tax returns and tax returns it has filed in Costa Rica and the United Kingdom are open for review going back to the 2017 tax year.